Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000	500,000,000
Common stock, shares issued (in shares)	932,159	263,305	24
Common stock, shares outstanding (in shares)	932,158	263,304	23
Treasury stock, at cost (in shares)	1	1	1
Previously Reported [Member]
Common stock, shares authorized (in shares)		500,000,000
Common stock, shares issued (in shares)		228,140
Common stock, shares outstanding (in shares)		228,139